Patents (Narrative) (Details) - USD ($)	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Intangible assets and goodwill [abstract]
Patents	$ 11,877	$ 20,000	$ 396,105
Impairment reserve		$ 223,143